Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Provision for Income Taxes	2021 2020 Current income tax Tax expense (recovery) for current year 1,033 (38) Adjustments in respect of prior years (13) (30) Total current income tax expense (recovery) 1,020 (68) Deferred income tax Origination and reversal of temporary differences (30) 72 Adjustments in respect of prior years 6 (58) Change in recognition of tax losses and deductible temporary differences (6) (20) Impact of tax rate changes (1) (3) Total deferred income tax recovery (31) (9) Income tax expense (recovery) included in net earnings 989 (77)
Summary of Total Income Tax Expense	The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings (loss) before income taxes as follows: 2021 2020 Earnings (loss) before income taxes Canada 1,884 525 United States 1,319 (506) Trinidad 256 (44) Australia 204 83 Other 505 324 4,168 382 Canadian federal and provincial statutory income tax rate (%) 27 27 Income tax at statutory rates 1,125 103 Adjusted for the effect of: Impact of foreign tax rates (98) (18) Production-related deductions (24) (12) Non-taxable income (18) (59) Change in recognition of tax losses and deductible temporary differences (6) (20) Recovery of prior year taxes due to US legislative changes (4) (94) Non-deductible expenses 12 13 Foreign accrual property income 2 7 Other ‐ 3 Income tax expense (recovery) included in net earnings 989 (77)
Summary of Deferred Income Tax Assets (Liabilities)	Deferred Income Taxes In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax (recovery) expense recognized in net earnings were: Deferred Income Tax (Recovery) Deferred Income Tax (Assets) Expense Recognized Liabilities in Net Earnings 2021 2020 2021 2020 Deferred income tax assets Asset retirement obligations and accrued environmental costs (354) (376) 21 20 Tax loss and other carryforwards (297) (370) 75 (98) Pension and other post-retirement benefit liabilities (178) (161) (45) (12) Lease liabilities (151) (201) 47 26 Long-term debt (140) (102) (39) 3 Inventories (126) (37) (90) 20 Receivables (44) (50) 6 2 Payables and accrued charges (14) ‐ (14) 25 Other assets (1) (12) 11 17 Deferred income tax liabilities Property, plant and equipment 3,765 3,637 132 (12) Goodwill and other intangible assets 404 471 (64) (67) Payables and accrued charges ‐ 72 (72) 72 Other liabilities 39 36 1 (5) 2,903 2,907 (31) (9)
Summary of Reconciliation of Net Deferred Income Tax Liabilities	Reconciliation of net deferred income tax liabilities: 2021 2020 Balance – beginning of year 2,907 2,896 Income tax recovery recognized in net earnings (31) (9) Income tax charge recognized in other comprehensive income ("OCI") 30 17 Other (3) 3 Balance – end of year 2,903 2,907
Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits	Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2021, were: Amount Expiry Date Unused federal operating losses 1,206 2022 – Indefinite Unused federal capital losses 589 Indefinite Unused investment tax credits 22 2022 – 2040